UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03128
Morgan Stanley Dividend Growth Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036 (Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: February 28, 2009
Date of reporting period: February 28, 2009

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Dividend Growth Securities Inc. performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended February 28, 2009

Total Return for the 12 Months Ended February 28, 2009

					Lipper
					Large-Cap
				S&P 500®	Core Funds
Class A	Class B	Class C	Class I+	Index[1]	Index[2]
–44.10%	–44.12%	–44.56%	–43.96%	–43.32%	–42.83%

+ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Over the past 12 months, the stock market has fallen sharply as a result of a credit crisis and deep global recession. A lack of confidence in the creditworthiness of private sector entities has developed and it is unlikely that satisfactory economic growth can resume as long as credit market participants remain unwilling or unable to extend credit.

As economic activity has slowed, corporate profit reports have become disappointing and earnings estimates have been revised downward. Virtually every economic sector has suffered because of the slowdown in economic activity. The once robust commodity sector has faltered as oil prices declined and commodity indexes reversed their long-term uptrend. Stocks of oil companies have not held up well, nor have stocks of consumer-related companies. Interestingly, at one point, the consumer stocks faltered because of the estimated negative impact of high and rising energy prices on consumer spending, and now these same stocks are weak because of the anticipated reduction in consumer spending as the economy slows.

Performance Analysis

All share classes of Morgan Stanley Dividend Growth Securities Inc. underperformed the S&P 500® Index (the “Index”) and the Lipper Large-Cap Core Funds Index for the 12 months ended February 28, 2009, assuming no deduction of applicable sales charges.

The Fund’s exposure to the industrials and utilities sectors slightly detracted from overall returns. Stock selection in the health care and materials sectors also had a negative effect on relative returns. Positions in managed care companies within the health care sector and positions in commodity producers within the materials sector were the greatest detractors to performance during the period. However, the Fund benefited from its positions in the financial and information technology sectors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 02/28/09
Exxon Mobil Corp.	4.2%
Procter & Gamble Co. (The)	3.2
United Technologies Corp.	3.1
Microsoft Corp.	3.1
International Business Machines Corp.	3.1
Philip Morris International, Inc.	3.0
Pfizer, Inc.	2.6
Merck & Co., Inc.	2.5
McDonald’s Corp.	2.5
GameStop Corp. (Class A)	2.4

TOP FIVE INDUSTRIES as of 02/28/09
Pharmaceuticals: Major	7.6%
Integrated Oil	7.0
Industrial Conglomerates	5.3
Packaged Software	5.0
Tobacco	4.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks of companies which pay dividends and have the potential for increasing dividends. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., initially employs a quantitative screening process in an attempt to identify a number of common stocks which are undervalued and pay dividends. The Investment Adviser also considers other factors, such as a company’s return on invested capital and levels of free cash flow. The Investment Adviser then applies qualitative analysis to determine which stocks it believes have attractive future growth prospects and the potential to increase dividends and, finally, to determine whether any of the stocks should be added to or sold from the Fund’s portfolio. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This Page Intentionally Left Blank)

Performance Summary

Performance of $10,000 Investment — Class B
Over 10 Years

Average Annual Total Returns — Period Ended February 28, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 03/30/81)		(since 07/28/97)		(since 07/28/97)
Symbol	DIVAX		DIVBX		DIVCX		DIVDX
1 Year	(44.10)%[3]		(44.12)%[3]		(44.56)%[3]		(43.96)%[3]
	(47.04	) [4]	(46.76	) [4]	(45.08	) [4]	—

5 Years	(8.05	) [3]	(8.01	) [3]	(8.75	) [3]	(7.82	) [3]
	(9.04	) [4]	(8.13	) [4]	(8.75	) [4]	—

10 Years	(3.73	) [3]	(4.01	) [3]	(4.45	) [3]	(3.49	) [3]
	(4.25	) [4]	(4.01	) [4]	(4.45	) [4]	—

Since Inception	(1.68	) [3]	8.14	[3]	(2.42	) [3]	(1.44	) [3]
	(2.14	) [4]	8.14	[4]	(2.42	) [4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See “Conversion Feature” for Class B shares in “Share Class Arrangements” of the Prospectus for more information.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I (formerly Class D) has no sales charge.

(1)	The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Large-Cap Core Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

‡	Ending value assuming a complete redemption on February 28, 2009.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/08 – 02/28/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period @
			09/01/08 –
	09/01/08	02/28/09	02/28/09
Class A
Actual (−41.60% return)	$1,000.00	$584.00	$3.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.89	$4.96
Class B
Actual (−41.64% return)	$1,000.00	$583.60	$4.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.74	$5.11
Class C
Actual (−41.90% return)	$1,000.00	$581.00	$6.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.17	$8.70
Class I @@
Actual (−41.53% return)	$1,000.00	$584.70	$2.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.12	$3.71

@	Expenses are equal to the Fund’s annualized expense ratios of 0.99%, 1.02%, 1.74% and 0.74% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley Dividend Growth Securities Inc.
Portfolio of Investments - February 28, 2009

NUMBER OF
SHARES		VALUE
	Common Stocks (98.9%)
	Aerospace & Defense (4.0%)
235,830	Boeing Co.	$7,414,495
152,050	L-3 Communications Holdings, Inc.	10,286,183
306,864	Northrop Grumman Corp.	11,464,439
356,600	Raytheon Co.	14,253,302

		43,418,419

	Agricultural Commodities/Milling (1.9%)
445,010	Bunge Ltd. (Bermuda)	20,862,069

	Apparel/Footwear (2.3%)
299,510	Nike, Inc. (Class B)	12,438,650
242,492	V.F. Corp.	12,585,335

		25,023,985

	Apparel/Footwear Retail (1.2%)
1,211,990	Gap, Inc. (The)	13,077,372

	Auto Parts: O.E.M. (0.8%)
237,610	Eaton Corp.	8,589,601

	Biotechnology (1.5%)
327,800	Amgen, Inc. (a)	16,039,254

	Chemicals: Agricultural (1.7%)
244,900	Monsanto Co.	18,678,523

	Computer Processing Hardware (2.0%)
737,460	Hewlett-Packard Co.	21,408,464

	Contract Drilling (2.0%)
368,670	Transocean, Ltd. (Switzerland) (a)	22,035,406

	Drugstore Chains (2.3%)
991,541	CVS/Caremark Corp.	25,522,265

	Electric Utilities (4.2%)
512,268	Exelon Corp.	24,189,295
224,640	FirstEnergy Corp.	9,560,678
441,610	Public Service Enterprise Group, Inc.	12,051,537

		45,801,510

	Engineering & Construction (2.8%)
456,210	Fluor Corp.	15,168,983
455,520	Jacobs Engineering Group, Inc. (a)	15,369,245

		30,538,228

	Financial Conglomerates (2.3%)
1,105,380	JPMorgan Chase & Co.	25,257,933

	Hotels/Resorts/Cruiselines (0.5%)
906,040	Royal Caribbean Cruises Ltd. (Liberia)	5,436,240

	Household/Personal Care (3.2%)
720,732	Procter & Gamble Co. (The)	34,717,660

	Industrial Conglomerates (5.3%)
2,799,633	General Electric Co.	23,824,877
835,944	United Technologies Corp.	34,131,594

		57,956,471

	Information Technology Services (4.1%)
320,730	Computer Sciences Corp. (a)	11,142,160
366,380	International Business Machines Corp.	33,717,951

		44,860,111

	Integrated Oil (7.0%)
295,060	BP PLC (ADR) (United Kingdom)	11,318,502
672,953	Exxon Mobil Corp.	45,693,509
858,120	Marathon Oil Corp.	19,968,452

		76,980,463

	Internet Retail (2.4%)
981,360	GameStop Corp. (Class A) (a)	26,418,211

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
Portfolio of Investments - February 28, 2009 continued

NUMBER OF
SHARES		VALUE
	Internet Software/Services (1.7%)
54,324	Google Inc. (Class A) (a)	$18,360,969

	Investment Banks/Brokers (1.1%)
135,974	Goldman Sachs Group, Inc. (The)	12,384,512

	Life/Health Insurance (2.3%)
816,930	Aflac, Inc.	13,691,747
595,738	MetLife, Inc.	10,997,323

		24,689,070

	Major Banks (1.6%)
806,000	Bank of America Corp.	3,183,700
657,008	Bank of New York Mellon Corp.	14,565,867

		17,749,567

	Major Telecommunications (2.3%)
1,070,347	AT&T Inc.	25,442,148

	Managed Health Care (3.0%)
821,110	UnitedHealth Group, Inc.	16,134,812
489,390	WellPoint, Inc. (a)	16,600,109

		32,734,921

	Media Conglomerates (1.7%)
1,098,050	Disney (Walt) Co. (The)	18,414,298

	Office Equipment/Supplies (1.4%)
809,800	Pitney Bowes, Inc.	15,621,042

	Oil & Gas Production (1.7%)
590,666	XTO Energy, Inc.	18,700,486

	Oil Refining/Marketing (2.0%)
1,117,390	Valero Energy Corp.	21,655,018

	Packaged Software (5.0%)
2,108,482	Microsoft Corp.	34,051,984
1,365,630	Oracle Corp. (a)	21,221,890

		55,273,874

	Pharmaceuticals: Generic Drugs (2.1%)
832,810	Watson Pharmaceuticals, Inc. (a)	23,543,539

	Pharmaceuticals: Major (7.6%)
225,529	Johnson & Johnson	11,276,450
1,143,830	Merck & Co., Inc.	27,680,686
2,320,313	Pfizer, Inc.	28,563,053
371,899	Wyeth	15,180,917

		82,701,106

	Property – Casualty Insurers (3.3%)
285,970	ACE Ltd. (Switzerland)	10,440,765
810,360	Allstate Corp. (The)	13,638,359
325,320	Travelers Companies, Inc. (The)	11,760,318

		35,839,442

	Pulp & Paper (0.5%)
891,820	International Paper Co.	5,074,456

	Railroads (1.4%)
616,780	CSX Corp.	15,222,130

	Restaurants (2.5%)
521,130	McDonald’s Corp.	27,229,043

	Specialty Telecommunications (0.0%)
6,191	FairPoint Communications, Inc.	12,196

	Steel (0.7%)
412,100	United States Steel Corp.	8,106,007

	Tobacco (4.5%)
1,103,011	Altria Group, Inc.	17,030,490
969,651	Philip Morris International, Inc.	32,454,219

		49,484,709

	Trucks/Construction/Farm Machinery (1.0%)
457,670	Caterpillar, Inc.	11,263,259

	Total Common Stocks (Cost $1,200,523,871)	1,082,123,977

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
Portfolio of Investments - February 28, 2009 continued

NUMBER OF
SHARES (000)		VALUE
	Short-Term Investment (b) (0.5%)
	Investment Company
5,367	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $5,367,543)	$5,367,543

Total Investments (Cost $1,205,891,414) (c)	99.4%	1,087,491,520
Other Assets in Excess of Liabilities	0.6	6,429,776

Net Assets	100.0%	$1,093,921,296

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	See Note 4 to the financial statements regarding investments in Morgan Stanley Liquidity Funds – Money Market Portfolio – Institutional Class.
(c)	The aggregate cost for federal income tax purposes is $1,211,946,001. The aggregate gross unrealized appreciation is $215,219,801 and the aggregate gross unrealized depreciation is $339,674,282, resulting in net unrealized depreciation of $124,454,481.

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
Summary of Investments - February 28, 2009

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Pharmaceuticals: Major	$82,701,106	7.6%
Integrated Oil	76,980,463	7.1
Industrial Conglomerates	57,956,471	5.3
Packaged Software	55,273,874	5.1
Tobacco	49,484,709	4.6
Electric Utilities	45,801,510	4.2
Information Technology Services	44,860,111	4.1
Aerospace & Defense	43,418,419	4.0
Property – Casualty Insurers	35,839,442	3.3
Household/Personal Care	34,717,660	3.2
Managed Health Care	32,734,921	3.0
Engineering & Construction	30,538,228	2.8
Restaurants	27,229,043	2.5
Internet Retail	26,418,211	2.4
Drugstore Chains	25,522,265	2.4
Major Telecommunications	25,442,148	2.3
Financial Conglomerates	25,257,933	2.3
Apparel/Footwear	25,023,985	2.3
Life/Health Insurance	24,689,070	2.3
Pharmaceuticals: Generic Drugs	23,543,539	2.2
Contract Drilling	22,035,406	2.0
Oil Refining/Marketing	21,655,018	2.0
Computer Processing Hardware	21,408,464	2.0
Agricultural Commodities/Milling	20,862,069	1.9
Oil & Gas Production	18,700,486	1.7
Chemicals: Agricultural	18,678,523	1.7
Media Conglomerates	18,414,298	1.7
Internet Software/Services	18,360,969	1.7
Major Banks	17,749,567	1.6
Biotechnology	16,039,254	1.5
Office Equipment/Supplies	15,621,042	1.4
Railroads	15,222,130	1.4
Apparel/Footwear Retail	13,077,372	1.2
Investment Banks/Brokers	12,384,512	1.1
Trucks/Construction/Farm Machinery	11,263,259	1.0
Auto Parts: O.E.M.	8,589,601	0.8
Steel	8,106,007	0.8
Hotels/Resorts/Cruiselines	5,436,240	0.5
Investment Company	5,367,543	0.5
Pulp & Paper	5,074,456	0.5
Specialty Telecommunications	12,196	0.0

	$1,087,491,520	100.0%

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
Financial Statements

Statement of Assets and Liabilities
February 28, 2009

Assets:
Investments in securities, at value (cost $1,200,523,871)	$1,082,123,977
Investment in affiliate, at value (cost $5,367,543)	5,367,543
Receivable for:
Investments sold	10,023,766
Dividends	5,520,223
Foreign withholding taxes reclaimed	245,440
Capital stock sold	71,888
Dividends from affiliate	6,844
Prepaid expenses and other assets	161,151
Receivable from Distributor	1,468,864

Total Assets	1,104,989,696

Liabilities:
Payable for:
Investments purchased	8,039,672
Capital stock redeemed	2,103,104
Investment advisory fee	427,070
Transfer agent fee	181,784
Administration fee	78,108
Accrued expenses and other payables	238,662

Total Liabilities	11,068,400

Net Assets	$1,093,921,296

Composition of Net Assets:
Paid-in-capital	$1,311,648,672
Net unrealized depreciation	(118,399,894)
Accumulated undistributed net investment income	8,369,449
Accumulated net realized loss	(107,696,931)

Net Assets	$1,093,921,296

Class A Shares:
Net Assets	$32,872,613
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	3,567,201
Net Asset Value Per Share	$9.22

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$9.73

Class B Shares:
Net Assets	$1,028,649,570
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	110,730,261
Net Asset Value Per Share	$9.29

Class C Shares:
Net Assets	$18,855,663
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	2,053,257
Net Asset Value Per Share	$9.18

Class I Shares @@:
Net Assets	$13,543,450
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	1,467,487
Net Asset Value Per Share	$9.23

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
Financial Statements continued

Statement of Operations
For the year ended February 28, 2009

Net Investment Income:
Income
Dividends (net of $413,200 foreign withholding tax)	$46,779,163
Dividends from affiliate	1,257,264

Total Income	48,036,427

Expenses
Investment advisory fee	8,180,469
Distribution fee (Class A shares)	119,998
Distribution fee (Class B shares)	4,295,386
Distribution fee (Class C shares)	331,002
Transfer agent fees and expenses	3,000,989
Administration fee	1,552,860
Shareholder reports and notices	428,084
Professional fees	89,723
Custodian fees	59,057
Registration fees	54,448
Directors’ fees and expenses	40,050
Other	140,585

Total Expenses	18,292,651
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(52,112)
Less: expense offset	(881)

Net Expenses	18,239,658

Net Investment Income	29,796,769

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(65,628,528)
Option contracts	(211,951)
Options written	758,225
Foreign exchange transactions	1

Net Realized Loss	(65,082,253)

Change in Unrealized Appreciation/Depreciation on:
Investments	(914,390,967)
Option contracts	(287,388)

Net Change in Unrealized Appreciation/Depreciation	(914,678,355)

Net Loss	(979,760,608)

Net Decrease	$(949,963,839)

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	FEBRUARY 28, 2009	FEBRUARY 29, 2008

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$29,796,769	$33,119,034
Net realized gain (loss)	(65,082,253)	336,787,051
Net change in unrealized appreciation/depreciation	(914,678,355)	(435,379,050)

Net Decrease	(949,963,839)	(65,472,965)

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(762,753)	(9,368,481)
Class B shares	(28,675,669)	(28,233,929)
Class C shares	(255,760)	(249,033)
Class I shares @@	(1,228,001)	(3,507,364)
Net realized gain
Class A shares	(2,206,572)	(8,478,294)
Class B shares	(83,432,405)	(318,183,155)
Class C shares	(1,566,716)	(6,060,662)
Class I shares @@	(4,098,059)	(26,230,306)

Total Dividends and Distributions	(122,225,935)	(400,311,224)

Net decrease from capital stock transactions	(355,627,490)	(670,401,467)

Net Decrease	(1,427,817,264)	(1,136,185,656)
Net Assets:
Beginning of period	2,521,738,560	3,657,924,216

End of Period (Including accumulated undistributed net investment income of $8,369,449 and $9,486,123, respectively)	$1,093,921,296	$2,521,738,560

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
Notes to Financial Statements - February 28, 2009

1. Organization and Accounting Policies
Morgan Stanley Dividend Growth Securities Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008 Class D shares were renamed Class I shares.

For the period March 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Directors has approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the

Morgan Stanley Dividend Growth Securities Inc.
Notes to Financial Statements - February 28, 2009 continued

general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) listed options are valued at the latest sales price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and

Morgan Stanley Dividend Growth Securities Inc.
Notes to Financial Statements - February 28, 2009 continued

losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security, which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in written options for the year ended February 28, 2009 were as follows:

	CONTRACT
	AMOUNT	PREMIUMS
Options written, outstanding at beginning of the period	6,354	$544,246
Options written	4,032	213,979
Options expired	(10,386)	(758,225)

Options written, outstanding at end of period	0	$0

F. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the

Morgan Stanley Dividend Growth Securities Inc.
Notes to Financial Statements - February 28, 2009 continued

provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended February 28, 2009, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.37% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; 0.345% to the portion of the daily net assets exceeding $3 billion but not exceeding $4 billion; 0.32% to the portion of the daily net assets exceeding $4 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $6 billion; 0.27% to the portion of the daily net assets exceeding $6 billion but not exceeding $8 billion; 0.245% to the portion of the daily net assets exceeding $8 billion but not exceeding $10 billion; 0.22% to the portion of the daily net assets exceeding $10 billion but not exceeding $15 billion; and 0.195% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Dividend Growth Securities Inc.
Notes to Financial Statements - February 28, 2009 continued

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the inception; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of February 28, 2009.

At February 28, 2009 included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a “reimbursement plan”, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of February 28, 2009.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future. For the year ended February 28, 2009, the distribution fee was accrued for Class B shares at an annual rate of 0.24%.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended February 28, 2009, the

Morgan Stanley Dividend Growth Securities Inc.
Notes to Financial Statements - February 28, 2009 continued

distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $450, $365,099 and $3,199, respectively and received $139,528 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the year ended February 28, 2009, advisory fees paid were reduced by $52,112 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $1,257,264 for the year ended February 28, 2009. During the year ended February 28, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $614,202,809 and $669,403,001, respectively.

The cost of purchases and the proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2009 aggregated $1,257,855,219 and $1,617,847,799, respectively.

For the year ended February 28, 2009, the Fund incurred brokerage commissions of $122,474, with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended February 28, 2009, included in Directors’ fees and expenses in the Statement of Operations amounted to $5,895. At February 28, 2009,

Morgan Stanley Dividend Growth Securities Inc.
Notes to Financial Statements - February 28, 2009 continued

the Fund had an accrued pension liability of $60,263 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.
6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	FEBRUARY 28, 2009	FEBRUARY 29, 2008
Ordinary income	$30,922,183	$58,974,173
Long-term capital gains	91,303,752	361,337,051

Total distributions	$122,225,935	$420,311,224

Morgan Stanley Dividend Growth Securities Inc.
Notes to Financial Statements - February 28, 2009 continued

As of February 28, 2009, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$8,434,025
Undistributed long-term gains	—

Net accumulated earnings	8,434,025
Capital loss carryforward	(30,416,557)
Post-October losses	(71,225,788)
Temporary differences	(64,575)
Net unrealized depreciation	(124,454,481)

Total accumulated losses	$(217,727,376)

As of February 28, 2009, the Fund had a net capital loss carryforward of $30,416,557, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION
$12,949,221	February 28, 2010
4,815,939	February 28, 2011
12,651,397	February 28, 2017

As of February 28, 2009, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and capital loss deferrals on wash sales and straddles.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the Fund’s components of net assets at February 28, 2009:

ACCUMULATED
UNDISTRIBUTED	ACCUMULATED
NET INVESTMENT INCOME	NET REALIZED LOSS	PAID-IN-CAPITAL

$8,740	$9,991,260	$(10,000,000)

Morgan Stanley Dividend Growth Securities Inc.
Notes to Financial Statements - February 28, 2009 continued

7. Capital Stock
Transactions in capital stock were as follows:

	FOR THE YEAR		FOR THE YEAR
	ENDED		ENDED
	FEBRUARY 28, 2009		FEBRUARY 29, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	914,162	$10,782,218	359,429	$7,897,739
Conversion from Class B	—	—	1,312	24,901
Conversion to Class B+	—	—	(109,216,124)	(2,405,873,215)
Reinvestment of dividends and distributions	180,847	2,874,607	794,869	16,316,458
Redeemed	(1,036,670)	(14,999,359)	(8,843,436)	(187,065,366)

Net increase (decrease) – Class A	58,339	(1,342,534)	(116,903,950)	(2,568,699,483)

CLASS B SHARES
Sold	662,272	9,264,799	869,767	17,699,345
Conversion to Class A	—	—	(1,302)	(24,901)
Conversion from Class A+	—	—	108,477,463	2,405,873,215
Reinvestment of dividends and distributions	6,881,569	110,634,758	16,144,598	325,679,732
Redeemed	(27,921,198)	(402,642,135)	(34,903,191)	(734,930,439)

Net increase (decrease) – Class B	(20,377,357)	(282,742,578)	90,587,335	2,014,296,952

CLASS C SHARES
Sold	81,528	1,107,333	116,982	2,418,440
Reinvestment of dividends and distributions	112,310	1,801,238	302,431	6,030,644
Redeemed	(650,622)	(9,479,034)	(823,794)	(17,142,877)

Net decrease – Class C	(456,784)	(6,570,463)	(404,381)	(8,693,793)

CLASS I SHARES @@
Sold	189,525	3,093,230	527,253	10,991,828
Reinvestment of dividends and distributions	323,910	5,310,205	1,424,908	28,568,019
Redeemed	(5,462,806)	(73,375,350)	(7,426,802)	(146,864,990)

Net decrease – Class I	(4,949,371)	(64,971,915)	(5,474,641)	(107,305,143)

Net decrease in Fund	(25,725,173)	$(355,627,490)	(32,195,637)	$(670,401,467)

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
+	Class B shares typically convert to Class A shares eight years after purchase. This conversion allows shareholders to take advantage of the Class A shares’ lower 12b-1 fees, and thus lower overall expense ratio. However, due to the lack of reimbursable distribution expenses, the Fund’s Class B shares’ 12b-1 fees, and thus their overall expense ratio, have been lower than that of the Fund’s Class A shares. Accordingly, the Fund reversed all previous automatic share class conversions that occurred during the period in which the expense ratio of Class B shares was lower than that of the Class A shares.

Morgan Stanley Dividend Growth Securities Inc.
Notes to Financial Statements - February 28, 2009 continued

8. Fair Valuation Measurements
The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective March 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of February 28, 2009, in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2009 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$1,087,491,520	$1,087,491,520	—	—

9. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about

Morgan Stanley Dividend Growth Securities Inc.
Notes to Financial Statements - February 28, 2009 continued

credit-risk related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not yet been determined.

Morgan Stanley Dividend Growth Securities Inc.
Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE YEAR ENDED FEBRUARY 28,
	2009	2008(1)	2007	2006	2005
Class A Shares:
Selected Per Share Data:
Net asset value, beginning of period	$17.45	$20.78	$33.51	$37.21	$42.01

Income (loss) from investment operations:
Net investment income(2)	0.23	0.14	0.29	0.39	0.54
Net realized and unrealized gain (loss)	(7.55)	(0.80)	2.07	1.69	2.08

Total income (loss) from investment operations	(7.32)	(0.66)	2.36	2.08	2.62

Less dividends and distributions from:
Net investment income	(0.23)	(0.25)	(0.34)	(0.47)	(0.52)
Net realized gain	(0.68)	(2.42)	(14.75)	(5.31)	(6.90)

Total dividends and distributions	(0.91)	(2.67)	(15.09)	(5.78)	(7.42)

Net asset value, end of period	$9.22	$17.45	$20.78	$33.51	$37.21

Total Return(3)	(44.10)%	(4.42)%	8.55%	5.94%	6.98%
Ratios to Average Net Assets(4):
Total expenses (before expense offset)	0.95%(5)	0.88%(5)	0.88%	0.85%	0.80%
Net investment income	1.52%(5)	1.00%(5)	1.04%	1.05%	1.41%
Supplemental Data:
Net assets, end of period, in millions	$33	$61	$2,502	$3,412	$96
Portfolio turnover rate	67%	34%	105%	44%	38%

(1)	Year ended February 29.
(2)	The per share amounts were computed using an average number of shares outstanding during the period.
(3)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
Financial Highlights continued

	FOR THE YEAR ENDED FEBRUARY 28,
	2009	2008(1)	2007	2006	2005
Class B Shares:
Selected Per Share Data:
Net asset value, beginning of period	$17.58	$20.92	$33.65	$37.34	$42.08

Income (loss) from investment operations:
Net investment income(2)	0.23	0.22	0.33	0.39	0.57
Net realized and unrealized gain (loss)	(7.60)	(0.87)	2.08	1.72	2.09

Total income (loss) from investment operations	(7.37)	(0.65)	2.41	2.11	2.66

Less dividends and distributions from:
Net investment income	(0.24)	(0.27)	(0.39)	(0.49)	(0.50)
Net realized gain	(0.68)	(2.42)	(14.75)	(5.31)	(6.90)

Total dividends and distributions	(0.92)	(2.69)	(15.14)	(5.80)	(7.40)

Net asset value, end of period	$9.29	$17.58	$20.92	$33.65	$37.34

Total Return(3)	(44.12)%	(4.39)%	8.66%	6.03%	7.03%
Ratios to Average Net Assets(4):
Total expenses (before expense offset)	0.94%(5)	0.86%(5)	0.75%	0.75%	0.75	%(6)
Net investment income	1.53%(5)	1.02%(5)	1.17%	1.15%	1.47	%(6)
Supplemental Data:
Net assets, end of period, in millions	$1,029	$2,305	$848	$1,320	$5,877
Portfolio turnover rate	67%	34%	105%	44%	38%

(1)	Year ended February 29.
(2)	The per share amounts were computed using an average number of shares outstanding during the period.
(3)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(6)	If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been 0.85% and 1.37%, respectively.

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
Financial Highlights continued

	FOR THE YEAR ENDED FEBRUARY 28,
	2009	2008(1)	2007	2006	2005

Class C Shares:
Selected Per Share Data:
Net asset value, beginning of period	$17.38	$20.71	$33.42	$37.11	$41.89

Income (loss) from investment operations:
Net investment income(2)	0.11	0.05	0.08	0.11	0.27
Net realized and unrealized gain (loss)	(7.52)	(0.87)	2.06	1.71	2.07

Total income (loss) from investment operations	(7.41)	(0.82)	2.14	1.82	2.34

Less dividends and distributions from:
Net investment income	(0.11)	(0.09)	(0.10)	(0.20)	(0.22)
Net realized gain	(0.68)	(2.42)	(14.75)	(5.31)	(6.90)

Total dividends and distributions	(0.79)	(2.51)	(14.85)	(5.51)	(7.12)

Net asset value, end of period	$9.18	$17.38	$20.71	$33.42	$37.11

Total Return(3)	(44.56)%	(5.17)%	7.74%	5.21%	6.15%
Ratios to Average Net Assets(4):
Total expenses (before expense offset)	1.70%(5)	1.63%(5)	1.64%	1.59%	1.52%
Net investment income	0.77%(5)	0.25%(5)	0.28%	0.31%	0.70%
Supplemental Data:
Net assets, end of period, in millions	$19	$44	$60	$80	$103
Portfolio turnover rate	67%	34%	105%	44%	38%

(1)	Year ended February 29.
(2)	The per share amounts were computed using an average number of shares outstanding during the period.
(3)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
Financial Highlights continued

	FOR THE YEAR ENDED FEBRUARY 28,
	2009	2008(1)	2007	2006	2005
Class I Shares @@
Selected Per Share Data:
Net asset value, beginning of period	$17.47	$20.81	$33.54	$37.23	$42.04

Income (loss) from investment operations:
Net investment income(2)	0.25	0.26	0.38	0.46	0.65
Net realized and unrealized gain (loss)	(7.54)	(0.87)	2.06	1.71	2.06

Total income (loss) from investment operations	(7.29)	(0.61)	2.44	2.17	2.71

Less dividends and distributions from:
Net investment income	(0.27)	(0.31)	(0.42)	(0.55)	(0.62)
Net realized gain	(0.68)	(2.42)	(14.75)	(5.31)	(6.90)

Total dividends and distributions	(0.95)	(2.73)	(15.17)	(5.86)	(7.52)

Net asset value, end of period	$9.23	$17.47	$20.81	$33.54	$37.23

Total Return(3)	(43.96)%	(4.19)%	8.84%	6.22%	7.22%
Ratios to Average Net Assets(4):
Total expenses (before expense offset)	0.70%(5)	0.63%(5)	0.64%	0.60%	0.56%
Net investment income	1.77%(5)	1.25%(5)	1.28%	1.30%	1.66%
Supplemental Data:
Net assets, end of period, in millions	$14	$112	$247	$511	$589
Portfolio turnover rate	67%	34%	105%	44%	38%

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008
(1)	Year ended February 29.
(2)	The per share amounts were computed using an average number of shares outstanding during the period.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Morgan Stanley Dividend Growth Securities Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dividend Growth Securities Inc. (the “Fund”), including the portfolio of investments, as of February 28, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dividend Growth Securities Inc. as of February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
April 23, 2009

Morgan Stanley Dividend Growth Securities Inc.
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting

Morgan Stanley Dividend Growth Securities Inc.
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Dividend Growth Securities Inc.
Directors and Officer Information (unaudited)

Independent Directors:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Director	Registrant	Served*	During Past 5 Years	Director**	Held by Independent Director

Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Director 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator–Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004), Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l’Orde National du Mérite by the French Government.	168	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Director 1177 Avenue of the Americas New York, NY 10036	Director	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	170	Director of various business organizations.

Morgan Stanley Dividend Growth Securities Inc.
Directors and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Director	Registrant	Served*	During Past 5 Years	Director**	Held by Independent Director

Kathleen A. Dennis (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Director 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	168	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	170	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (66) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	171	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Dividend Growth Securities Inc.
Directors and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Director	Registrant	Served*	During Past 5 Years	Director**	Held by Independent Director

Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Director 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	168	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (72) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Director	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	170	None.

W. Allen Reed (62)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Director 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	168	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Morgan Stanley Dividend Growth Securities Inc.
Directors and Officer Information (unaudited) continued

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Director	Registrant	Served*	During Past 5 Years	Director**	Held by Independent Director

Fergus Reid (76) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	171	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JPMorgan Investment Management Inc.

Interested Director:
Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Interested	Other Directorships
Interested Director	Registrant	Served*	During Past 5 Years	Director**	Held by Interested Director

James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	169	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) (the “Retail Funds”) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the “Institutional Funds”).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).
†	For the period September 26, 2008 through February 5, 2009, W. Allen Reed was an interested Director. At all other times covered by this report, Mr. Reed was an Independent Director.

Morgan Stanley Dividend Growth Securities Inc.
Directors and Officer Information (unaudited) continued

Executive Officers:

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Randy Takian (34) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President and Principal Executive Officer (since September 2008)	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since April 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Carsten Otto (45) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Francis J. Smith (43) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (42) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

Morgan Stanley Dividend Growth Securities Inc.
2009 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended February 28, 2009. For corporate shareholders, 100% of the dividends qualified for the dividends received deduction. The Fund designated and paid $91,303,752 as a long-term gain distributions.

For Federal income tax purposes, the following information is furnished with respect to the Fund’s earnings for its taxable year ended February 28, 2009. When distributed, certain earnings may be subjected to a maximum tax rate of 15% as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $45,448,604 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

D-irectors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Dividend Growth
Securities, Inc.

Annual Report
February 28, 2009

DIVANN
IU09-01652P-Y02/09

Item 1 — Report to Shareholders
Item 2. Code of Ethics.
(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.
(b) No information need be disclosed pursuant to this paragraph.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
(1) The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.
(2) Not applicable.
(3) Not applicable.
Item 3. Audit Committee Financial Expert.
The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

2

Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2009	Registrant			Covered Entities(1)
Audit Fees		$39,200			N/A
Non-Audit Fees
Audit-Related Fees			$(2)		$6,418,000	(2)
Tax Fees		$6,301	(3)		$881,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$6,301			$7,299,000
Total		$45,501			$7,299,000

2008	Registrant			Covered Entities(1)
Audit Fees		$36,100		N/A
Non-Audit Fees
Audit-Related Fees		$2,500	(2)	$6,164,000	(2)
Tax Fees		$5,253	(3)	$567,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$7,753		$7,166,000
Total		$43,853		$7,166,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)	All other fees represent project management for future business applications and improving business and operational processes.

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(e)(1) The audit committee’s pre-approval policies and procedures are as follows:
APPENDIX A
AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS
AS ADOPTED AND AMENDED JULY 23, 2004,1
     1. Statement of Principles
The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.
The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.
The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

[1]	This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

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The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.
The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.
     2. Delegation
As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.
     3. Audit Services
The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.
In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     4. Audit-related Services
Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

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not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.
The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     5. Tax Services
The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.
Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     6. All Other Services
The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.
The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     7. Pre-Approval Fee Levels or Budgeted Amounts
Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.
     8. Procedures
All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

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rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.
The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.
     9. Additional Requirements
The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.
     10. Covered Entities
Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
Morgan Stanley Retail Funds
Morgan Stanley Investment Advisors Inc.
Morgan Stanley & Co. Incorporated
Morgan Stanley DW Inc.
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Van Kampen Asset Management
Morgan Stanley Services Company, Inc.
Morgan Stanley Distributors Inc.
Morgan Stanley Trust FSB

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Morgan Stanley Institutional Funds
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Advisors Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Morgan Stanley & Co. Incorporated
Morgan Stanley Distribution, Inc.
Morgan Stanley AIP GP LP
Morgan Stanley Alternative Investment Partners LP
(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).
(f) Not applicable.
(g) See table above.
(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.
Item 5. Audit Committee of Listed Registrants.
(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.
(b) Not applicable.
Item 6. Schedule of Investments
(a) Refer to Item 1.
(b) Not applicable.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Applicable only to reports filed by closed-end funds.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable only to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Dividend Growth Securities Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 16, 2009

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